Financial instruments - Summary of Movement in Provision for Expected Credit Losses (Details) - Expected credit loss provision - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation Of Financial Assets [Roll Forward]
Expected credit loss provision, beginning balance	$ (2,281)
Expected credit loss provision, ending balance	(1,566)	$ (2,281)
Trade receivables
Reconciliation Of Financial Assets [Roll Forward]
Expected credit loss provision, beginning balance	(2,281)	(1,096)
Net change in expected credit loss provision during the year	715	(1,185)
Expected credit loss provision, ending balance	$ (1,566)	$ (2,281)